Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
19. Income Taxes
Navigator Holdings Ltd and its vessel owning subsidiaries are incorporated in the Marshall Islands and under the laws of the Marshall Islands are not subject to tax on income or capital gains and no Marshall Islands withholding tax will be imposed on dividends paid by the Company to its stockholders.
However, the Company’s U.S, UK, Polish, Danish and Singaporean subsidiaries and Maltese VIE (please read Note 10—Variable Interest Entities to our consolidated financial statements) are subject to local taxes.

	2019 (in thousands)	2020 (in thousands)	2021 (in thousands)
(Loss)/income before income taxes and share of result of equity method investments	$(15,129)	$1,279	$(38,394)
Tax expense at statutory rate	—	—	—

Total statutory tax charge	—	—	—
Tax charge in U.S. subsidiaries	—	—	855
Tax charge in UK subsidiaries	199	416	566
Tax (credit)/charge in Polish subsidiary	(65)	31	345
Tax charge in Singapore subsidiary	213	77	47
Tax charge in Danish subsidiary	—	—	74
Tax charge in Maltese VIE (note 10)	5	93	82

Total tax charge	$352	$617	$1,969

Breakdown of current/deferred tax expense
Current tax expense	524	489	1,264
Deferred tax expense	(172)	128	705

Total corporate income tax	$352	$617	$1,969
The total of all deferred tax assets included in our balance sheet as of December 31, 2021, wa
s $463,000 and the total of all deferred tax liabilities is $871,000 (December 31,
2020
: $421,000 and $32,000 respectively).
The deferred tax asset of $22.0 million includes $21.5 million related to carry forwards associated with our Export Terminal Joint Venture which can be utilized against 80% of our future profits, in any one year, from the terminal operations. We have income tax carry forwards relating to our operations in Poland of approximately
$0.4 million. We have recorded a deferred tax asset on the balance sheet of $0.08 million reflecting the benefit of $0.4 million in loss carry forwards.

The U.S. losses relate to federal tax losses which can be carried forward indefinitely.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2020, and
2021
, respectively are in the following table.

	2020 (in thousands)	2021 (in thousands)
Deferred tax asset
Net operating losses carry forwards	$19,601	$21,592
Other temporary differences	—	388

Total deferred tax assets	19,601	21,980
Less valuation allowance	(1,731)	—

Deferred tax asset, net of valuation allowance	17,870	21,980

Deferred tax liabilities
Investment in joint venture	17,449	21,871
Other temporary differences	32	517

Total deferred tax liabilities	$17,481	$22,388

Net deferred tax asset/(liability)	389	(408)

The net deferred tax asset(liability) relates to deferred tax assets and liabilities in different jurisdictions.